LEASES - Weighted-average remaining lease term and discount rate (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Weighted-average remaining lease term - Operating leases	6 years 3 months 25 days	7 years 3 months 29 days	8 years 3 days
Weighted-average discount rate - Operating leases	6.27%	6.80%	6.60%